Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments [Table Text Block]	the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
Stock-based Compensation	2019	2018	2017
(in thousands)
Employees and directors	$6,834	$4,337	$2,957

Schedule of common stock activity available under share-based compensation plans
The number of shares of common stock authorized for issuance, shares of common stock issued upon exercise of options or grant of restricted stock awards, shares of common stock subject to outstanding awards and shares available for grant under this plan as of December 31, 2019, are as follows:

Title of Plan	Total Shares of Common Stock Authorized	Total Shares of Common Stock Issued	Total Shares of Common Stock Available for Grant

2005 Equity Incentive Plan	26,200,000	15,889,993	10,310,007

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

	2019
	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Unvested at beginning of year	723	$2.79
Awards granted	917	$3.62
Awards vested	(519)	$2.79
Withheld related to net settlement	(64)	$2.78
Forfeited	(124)	$3.18
Unvested at end of year	933	$3.56

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on the historical volatility of our common stock over the estimated expected life of the options. The expected term represents the period of time the options are expected to be outstanding. The expected term is based on the “simplified method” as defined by the SEC Staff Accounting Bulletin No. 110 (Topic 14.D.2). The Company uses the “simplified method” due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the options. The risk-free rate is based on yields on U.S. Treasury securities with a maturity similar to the estimated expected term of the options. The fair value of restricted stock awards is based on the closing price of the Company’s common stock on the grant date.

The fair value of our stock options was estimated assuming no expected dividends and the following weighted-average assumptions:

	Year Ended December 31,
	2019			2018			2017

Range of expected term (in years)	3.5	-	6.1	3.5	-	6.0	3.7
Range of risk-free interest rate	1.5%	-	3.0%	2.7%	-	3.0%	2.0%
Expected volatility	40%			40%			44%